Trade and other payables	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Trade and other payables
Trade and other payables

9.Trade and other payables

	December 31,	June 30,
	2023	2023

	(In thousands of US Dollars)
Trade payables	5,207	1,265
Accrued expenses	3,994	4,280
Other payables	210	79
	9,411	5,624

Trade payables and accrued expenses as at December 31, 2023 are predominantly made of business combination related consulting and advice costs, and an accrual for excise tax ($2.9 million) to reflect the cash payment of the U.S. Federal Government Inflation Reduction Act of 2022 1% excise tax for the repurchases of stock. The Inflation Reduction Act imposes a 1% excise tax on the fair market value of stock repurchases made by covered corporations after December 31, 2022. As at December 31, 2022, trade payables and accrued expenses were predominantly made of consulting, legal and consulting fees payable or accrued.

10.Trade and other payables

	June 30,
	2023	2022

	(In thousands of US Dollars)
Trade payables	1,264	1,041
Accrued expenses	4,280	137
Advance received for procurement	—	366
Other payables	78	—
	5,622	1,544